Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		$ 10
Unrecognised deferred tax	$ 0	3
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1	2
Unrecognised deferred tax	0
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	4	4
Unrecognised deferred tax	1	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	9	100
Unrecognised deferred tax	1	25
2026 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	18	13
Unrecognised deferred tax	4	2
2027 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	3
Unrecognised deferred tax	0
2028 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		6
Unrecognised deferred tax		2
2029 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	10
Unrecognised deferred tax	10	10
After 2029 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	18	2
Unrecognised deferred tax	$ 16	$ 1